GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 32.2%
Aerospace & Defense – 0.1%
2,346	Chemring Group PLC	$ 9,973
5,126	General Dynamics Corp.	1,236,289
1,435	Huntington Ingalls Industries, Inc.	286,196
20,343	Leonardo SpA*	202,152
1,322	Rheinmetall AG	279,429
1,926	Thales SA	241,203
708	Ultra Electronics Holdings PLC	30,762

		2,286,004

Air Freight & Logistics – 0.2%
29,101	Deutsche Post AG	1,389,627
3,276	Expeditors International of Washington, Inc.	337,952
25,785	FedEx Corp.	5,966,391
48,725	Royal Mail PLC	209,354
2,700	SG Holdings Co. Ltd.	50,843
6,016	United Parcel Service, Inc. Class B	1,290,192
3,202	Yamato Holdings Co. Ltd.	59,814

		9,304,173

Airlines* – 0.0%
5,344	Alaska Air Group, Inc.	310,006
10,079	Southwest Airlines Co.	461,618

		771,624

Auto Components – 0.0%
6,951	BorgWarner, Inc.	270,394
4,900	Bridgestone Corp.	190,197
3,393	Faurecia SE	88,248
1,500	JTEKT Corp.	11,736
1,500	Koito Manufacturing Co. Ltd.	60,704
1,002	NGK Spark Plug Co. Ltd.	16,133
1,200	Nifco, Inc.	27,294
600	Stanley Electric Co. Ltd.	11,344
626	The Yokohama Rubber Co. Ltd.	8,614
3,038	TI Fluid Systems PLC(a)	7,587
1,200	Toyota Boshoku Corp.	19,513
14,029	Valeo	259,129

		970,893

Automobiles – 0.3%
4,713	Bayerische Motoren Werke AG	407,286
93,477	Ford Motor Co.	1,580,696
174,460	General Motors Co.*	7,630,881
4,241	Honda Motor Co. Ltd.	120,215
5,400	Isuzu Motors Ltd.	69,757
11,400	Mazda Motor Corp.	83,797
8,744	Mercedes-Benz Group AG	613,737
19,800	Nissan Motor Co. Ltd.*	87,978
5,051	Renault SA*	132,033
86,818	Stellantis NV	1,405,537
1,700	Suzuki Motor Corp.	58,259

		12,190,176

Banks – 1.6%
700	Aozora Bank Ltd.	14,748
170,942	Banco Santander SA	581,190

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
331,132	Bank of America Corp.	$ 13,649,261
10,901	BNP Paribas SA	622,934
188,519	CaixaBank SA	639,434
16,646	Citigroup, Inc.	888,896
7,037	Citizens Financial Group, Inc.	318,987
2,139	Close Brothers Group PLC	33,296
32,519	Comerica, Inc.	2,940,693
25,109	Credit Agricole SA	300,016
11,198	FinecoBank Banca Fineco SpA	169,875
26,453	First Republic Bank	4,288,031
1,800	Hirogin Holdings, Inc.	9,485
160,375	JPMorgan Chase & Co.	21,862,320
4,124	KBC Group NV	295,894
30,604	KeyCorp.	684,918
2,400	Kyushu Financial Group, Inc.	7,847
436,378	Lloyds Banking Group PLC	265,739
5,843	Mebuki Financial Group, Inc.	12,167
50,100	Mitsubishi UFJ Financial Group, Inc.	309,675
20,943	Mizuho Financial Group, Inc.	267,135
32,857	Nordea Bank Abp	338,188
3,896	Prosperity Bancshares, Inc.	270,304
3,434	Raiffeisen Bank International AG	48,753
30,601	Regions Financial Corp.	681,178
5,200	Seven Bank Ltd.	10,149
10,530	Societe Generale SA	282,281
7,300	Sumitomo Mitsui Financial Group, Inc.	230,595
3,200	The Hachijuni Bank Ltd.	10,602
4,900	The Shizuoka Bank Ltd.	34,391
12,219	U.S. Bancorp	649,440
252,087	Wells Fargo & Co.	12,216,136
7,601	Zions Bancorp NA	498,322

		63,432,880

Beverages – 0.8%
10,619	Anheuser-Busch InBev SA	634,890
1,598	Asahi Group Holdings Ltd.	58,200
8,213	Britvic PLC	87,067
5,403	Brown-Forman Corp. Class B	362,109
9,593	Coca-Cola HBC AG	200,071
22,972	Constellation Brands, Inc. Class A	5,290,911
13,058	Davide Campari-Milano NV	151,461
638	Heineken Holding NV	49,957
5,185	Heineken NV	495,841
6,540	Molson Coors Beverage Co. Class B	349,105
5,352	Monster Beverage Corp.*	427,625
68,575	PepsiCo, Inc.	11,478,083
3,311	Pernod Ricard SA	727,463
1,200	Suntory Beverage & Food Ltd.	45,738
182,561	The Coca-Cola Co.	11,318,782

		31,677,303

Biotechnology – 0.4%
22,470	AbbVie, Inc.	3,642,612
4,205	Amgen, Inc.	1,016,853
11,674	Biogen, Inc.*	2,458,544
24,809	Gilead Sciences, Inc.	1,474,895
8,329	Grifols SA	151,177
8,915	Incyte Corp.*	708,029
4,698	Moderna, Inc.*	809,278

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,500	PeptiDream, Inc.*	$ 26,657
4,234	Regeneron Pharmaceuticals, Inc.*	2,957,110
5,474	Vertex Pharmaceuticals, Inc.*	1,428,550

		14,673,705

Building Products – 0.3%
17,929	A.O. Smith Corp.	1,145,484
1,200	AGC, Inc.	47,946
2,632	Allegion PLC	288,941
114,591	Carrier Global Corp.	5,256,289
14,287	Cie de Saint-Gobain	850,082
3,315	Fortune Brands Home & Security, Inc.	246,238
16,613	Johnson Controls International PLC	1,089,314
1,992	Lixil Corp.	37,083
54,085	Masco Corp.	2,758,335
500	TOTO Ltd.	20,080
1,903	Tyman PLC	7,904

		11,747,696

Capital Markets – 1.0%
21,086	3i Group PLC	381,285
27,608	abrdn PLC	77,305
6,541	AJ Bell PLC	25,981
14,855	Ameriprise Financial, Inc.	4,461,848
1,096	Amundi SA(a)	74,945
27,571	Ashmore Group PLC	83,739
3,907	Brewin Dolphin Holdings PLC	26,215
24,163	Cboe Global Markets, Inc.	2,764,730
6,345	CMC Markets PLC(a)	21,213
25,464	Deutsche Bank AG*	320,698
2,993	Deutsche Boerse AG	538,772
774	FactSet Research Systems, Inc.	336,032
11,424	Franklin Resources, Inc.	318,958
10,379	Hargreaves Lansdown PLC	136,804
11,353	IG Group Holdings PLC	121,939
3,884	IntegraFin Holdings PLC	21,480
41,098	Intercontinental Exchange, Inc.	5,429,868
4,880	Intermediate Capital Group PLC	113,299
14,570	Invesco Ltd.	335,984
7,926	Investec PLC	52,435
16,255	IP Group PLC	18,978
1,200	Jafco Group Co. Ltd.	18,291
1,443	Japan Exchange Group, Inc.	26,794
16,965	Jupiter Fund Management PLC	46,043
64,379	KKR & Co., Inc.	3,764,240
1,799	Liontrust Asset Management PLC	29,888
21,322	Man Group PLC	65,067
746	MarketAxess Holdings, Inc.	253,789
6,413	Molten Ventures PLC*	64,777
1,781	Moody’s Corp.	600,927
12,649	Morgan Stanley	1,105,523
3,611	Ninety One PLC	12,087
25,400	Nomura Holdings, Inc.	106,826
3,276	Northern Trust Corp.	381,490
3,400	Raymond James Financial, Inc.	373,694
18,547	S&P Global, Inc.	7,607,609
2,900	SBI Holdings, Inc.	73,170
5,466	State Street Corp.	476,198
6,167	T. Rowe Price Group, Inc.	932,389

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
10,288	The Bank of New York Mellon Corp.	$ 510,593
94,372	The Charles Schwab Corp.	7,956,503
8,213	TP ICAP Group PLC	16,000

		40,084,406

Chemicals – 0.4%
2,475	Air Products & Chemicals, Inc.	618,527
600	Air Water, Inc.	8,426
3,522	Akzo Nobel NV	302,618
1,103	Arkema SA	131,853
2,320	Celanese Corp.	331,458
4,406	CF Industries Holdings, Inc.	454,082
17,793	Corteva, Inc.	1,022,742
3,811	Covestro AG(a)	191,904
400	Denka Co. Ltd	11,082
9,362	Dow, Inc.	596,547
2,790	Eastman Chemical Co.	312,647
3,112	Ecolab, Inc.	549,455
13,234	Elementis PLC*	20,487
4,517	Evonik Industries AG	125,313
27,571	FMC Corp.	3,627,517
25,392	International Flavors & Fragrances, Inc.	3,334,731
2,713	Johnson Matthey PLC	66,351
4,677	LyondellBasell Industries NV Class A	480,889
7,188	Mitsubishi Chemical Holdings Corp.	47,806
600	Nippon Sanso Holdings Corp.	11,408
3,533	PPG Industries, Inc.	463,070
2,000	Showa Denko KK	39,489
1,048	Solvay SA	103,286
200	Sumitomo Bakelite Co. Ltd.	8,097
8,310	Sumitomo Chemical Co. Ltd.	38,050
7,150	Synthomer PLC	28,570
1,833	Teijin Ltd.	20,396
7,780	The Mosaic Co.	517,370
2,559	The Sherwin-Williams Co.	638,778
1,000	Tosoh Corp.	14,780
3,897	Umicore SA	168,457
1,510	Victrex PLC	36,096
1,600	Zeon Corp.	17,759

		14,340,041

Commercial Services & Supplies – 0.2%
3,084	Biffa PLC(a)	12,860
1,294	Cintas Corp.	550,455
27,171	Copart, Inc.*	3,409,145
700	Dai Nippon Printing Co. Ltd.	16,412
200	Duskin Co. Ltd.	4,397
4,060	Elis SA*	59,825
12,305	IAA, Inc.*	470,666
1,500	Park24 Co. Ltd.*	24,546
35,566	Rentokil Initial PLC	244,995
9,821	Rollins, Inc.	344,226
28,710	Serco Group PLC	54,052
700	Sohgo Security Services Co. Ltd.	22,828
1,000	Toppan, Inc.	17,640

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
4,072	Waste Management, Inc.	$ 645,412

		5,877,459

Communications Equipment – 0.4%
225,660	Cisco Systems, Inc.	12,582,802
1,503	F5, Inc.*	314,052
16,196	Juniper Networks, Inc.	601,843
2,173	Motorola Solutions, Inc.	526,301
167,198	Nokia Oyj*	920,762

		14,945,760

Construction & Engineering – 0.0%
176	Ackermans & van Haaren NV	32,793
5,454	ACS Actividades de Construccion y Servicios SA	147,037
786	Arcadis NV	35,315
6,623	Balfour Beatty PLC	22,318
3,110	Eiffage SA	319,186
2,500	JGC Holdings Corp.	29,881
610	Morgan Sindall Group PLC	19,207
2,932	Quanta Services, Inc.	385,880
1,461	Taisei Corp.	42,178
5,806	Vinci SA	593,214

		1,627,009

Construction Materials – 0.1%
50,398	CRH PLC (Construction Materials)	2,010,864
17,289	Eagle Materials, Inc.	2,219,216
7,664	HeidelbergCement AG	434,351
1,119	Taiheiyo Cement Corp.	18,439
1,070	Wienerberger AG	32,309

		4,715,179

Consumer Finance – 0.1%
4,957	American Express Co.	926,959
4,723	Capital One Financial Corp.	620,083
1,029	Credit Saison Co. Ltd.	10,919
7,700	Discover Financial Services	848,463
19,204	Synchrony Financial	668,491

		3,074,915

Containers & Packaging – 0.2%
29,571	Amcor PLC	335,039
1,980	Avery Dennison Corp.	344,461
57,111	Ball Corp.	5,139,990
16,331	DS Smith PLC	68,684
7,916	International Paper Co.	365,323
3,870	Sealed Air Corp.	259,135
2,614	Smurfit Kappa Funding PLC	116,200
3,264	Smurfit Kappa Group PLC	144,978
7,446	Westrock Co.	350,185

		7,123,995

Distributors – 0.0%
297	D’ieteren Group	50,010
5,252	Genuine Parts Co.	661,857
8,697	Inchcape PLC	76,100

Shares	Description	Value

Common Stocks – (continued)
Distributors – (continued)
13,531	LKQ Corp.	$ 614,443

		1,402,410

Diversified Consumer Services – 0.0%
17,122	ADT, Inc.	129,956

		129,956

Diversified Financial Services – 0.8%
84,743	Berkshire Hathaway, Inc. Class B*	29,906,652
28,414	Chrysalis Investments Ltd.*	65,646
1,176	Eurazeo SE	98,870
3,086	EXOR NV	234,597
3,000	Mitsubishi HC Capital, Inc.	13,940
5,977	Plus500 Ltd.	110,286
263	Sofina SA	95,566

		30,525,557

Diversified Telecommunication Services – 0.2%
56,495	AT&T, Inc.	1,334,977
63,635	BT Group PLC	151,725
38,455	Deutsche Telekom AG	716,191
3,970	Elisa Oyj	239,418
500	Internet Initiative Japan, Inc.	16,606
405,503	Lumen Technologies, Inc.	4,570,019
11,977	Nippon Telegraph & Telephone Corp.	347,978
28,982	Orange SA	343,184
4,993	Proximus SADP	92,977
75,655	Telefonica SA	366,644
3,201	United Internet AG	109,852

		8,289,571

Electric Utilities – 0.4%
521	Acciona SA	99,581
5,515	American Electric Power Co., Inc.	550,232
2,520	Chubu Electric Power Co., Inc.	26,082
27,124	Duke Energy Corp.	3,028,666
5,782	Edison International	405,318
70,703	EDP - Energias de Portugal SA	347,992
563	Elia Group SA	85,897
164,121	Enel SpA	1,095,795
3,298	Entergy Corp.	385,041
17,904	Evergy, Inc.	1,223,559
16,670	Eversource Energy	1,470,127
12,165	Exelon Corp.	579,419
9,245	FirstEnergy Corp.	423,976
10,078	Fortum Oyj	184,196
3,102	Hawaiian Electric Industries, Inc.	131,246
162,599	Iberdrola SA	1,777,202
1,932	IDACORP, Inc.	222,876
8,817	NRG Energy, Inc.	338,220
3,263	Pinnacle West Capital Corp.	254,840
58,198	PPL Corp.	1,662,135
19,094	SSE PLC	436,280
30,357	Terna - Rete Elettrica Nazionale	260,684
1,300	The Chugoku Electric Power Co., Inc.	9,040
21,426	Xcel Energy, Inc.	1,546,314

		16,544,718

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.2%
11,358	Acuity Brands, Inc.	$ 2,150,070
12,767	Eaton Corp. PLC	1,937,520
6,497	Emerson Electric Co.	637,031
700	Fuji Electric Co. Ltd.	34,889
2,891	Hubbell, Inc.	531,279
6,075	Mitsubishi Electric Corp.	69,673
4,697	Prysmian SpA	159,398
10,768	Rockwell Automation, Inc.	3,015,363
11,131	Siemens Energy AG*	253,238
3,124	Signify NV(a)	145,320
161	XP Power Ltd.	7,328

		8,941,109

Electronic Equipment, Instruments & Components – 0.3%
1,600	Anritsu Corp.	20,260
300	Azbil Corp.	9,957
2,040	CDW Corp.	364,936
40,029	Corning, Inc.	1,477,470
336	Horiba Ltd.	18,309
1,541	IPG Photonics Corp.*	169,140
22,027	Keysight Technologies, Inc.*	3,479,605
2,400	Kyocera Corp.	134,303
697	Nippon Electric Glass Co. Ltd.	15,417
1,100	Omron Corp.	73,203
386	Oxford Instruments PLC	10,640
462	Renishaw PLC	23,320
700	Shimadzu Corp.	24,076
2,378	Spectris PLC	80,649
2,834	SYNNEX Corp.	292,497
812	Teledyne Technologies, Inc.*	383,776
5,021	Trimble, Inc.*	362,215
944	Yokogawa Electric Corp.	16,084
10,128	Zebra Technologies Corp. Class A*	4,189,954

		11,145,811

Energy Equipment & Services – 0.1%
27,424	Baker Hughes Co.	998,508
13,059	Halliburton Co.	494,544
13,240	John Wood Group PLC*	27,925
29,640	Schlumberger N.V	1,224,428

		2,745,405

Entertainment – 0.7%
6,306	Bollore SE	33,021
1,400	Capcom Co. Ltd.	33,942
700	DeNA Co. Ltd.	10,634
3,477	Electronic Arts, Inc.	439,875
1,200	GungHo Online Entertainment, Inc.	25,479
600	Konami Holdings Corp.	37,845
27,567	Netflix, Inc.*	10,326,323
2,400	Nexon Co. Ltd.	57,417
700	Square Enix Holdings Co. Ltd.	31,009
27,338	Take-Two Interactive Software, Inc.*	4,202,944
88,998	The Walt Disney Co.*	12,206,966
11,034	Ubisoft Entertainment SA*	484,865

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
15,420	Universal Music Group NV	$ 411,623

		28,301,943

Equity Real Estate Investment Trusts (REITs) – 0.8%
30,342	American Tower Corp.	7,622,517
44,243	Assura PLC	38,882
2,534	Big Yellow Group PLC	51,086
12,776	BMO Commercial Property Trust Ltd.	19,324
2,693	Boston Properties, Inc.	346,858
7,243	Cousins Properties, Inc.	291,820
34,609	Crown Castle International Corp.	6,388,821
1,591	Derwent London PLC	66,784
3,949	Digital Realty Trust, Inc.	559,968
4,466	EPR Properties	244,335
7,866	Equinix, Inc.	5,833,583
2,095	Federal Realty Investment Trust	255,737
1,092	Gecina SA	137,623
6,897	Highwoods Properties, Inc.	315,469
16,820	Iron Mountain, Inc.	931,996
5,478	Kilroy Realty Corp.	418,629
5,354	Klepierre SA	142,545
17,346	LondonMetric Property PLC	62,742
20,135	LXI REIT Plc	39,106
5,522	Merlin Properties Socimi SA	64,559
5,283	Mid-America Apartment Communities, Inc.	1,106,524
32,197	Primary Health Properties PLC	62,557
5,228	Public Storage	2,040,384
12,584	Regency Centers Corp.	897,743
2,660	Safestore Holdings PLC	46,824
1,579	SBA Communications Corp.	543,334
4,198	Simon Property Group, Inc.	552,289
20,636	STORE Capital Corp.	603,190
5,595	Sun Communities, Inc.	980,747
49,437	Tritax Big Box REIT PLC	156,533
2,552	Unibail-Rodamco-Westfield*	191,163
6,631	Ventas, Inc.	409,531
12,168	Vornado Realty Trust	551,454
24,199	Weyerhaeuser Co.	917,142
2,058	Workspace Group PLC	18,382

		32,910,181

Food & Staples Retailing – 0.3%
2,312	Aeon Co. Ltd.	49,298
11,701	Carrefour SA	254,638
200	Cosmos Pharmaceutical Corp.	24,240
2,843	Costco Wholesale Corp.	1,637,141
9,135	HelloFresh SE*	410,013
25,039	J Sainsbury PLC	82,874
9,887	Jeronimo Martins SGPS SA	237,188
31,855	Koninklijke Ahold Delhaize NV	1,024,632
431	Lawson, Inc.	16,499
29,823	Marks & Spencer Group PLC*	60,193
1,500	MatsukiyoCocokara & Co.	53,058
2,172	Seven & i Holdings Co. Ltd.	103,555
119,377	Tesco PLC	432,181
97,238	The Kroger Co.	5,578,544
11,151	Walgreens Boots Alliance, Inc.	499,230

		10,463,284

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.4%
1,600	Ajinomoto Co., Inc.	$ 45,412
7,749	Archer-Daniels-Midland Co.	699,425
100	Ariake Japan Co. Ltd.	4,241
13,102	Associated British Foods PLC	284,616
27,444	Bunge Ltd.	3,041,070
6,484	Campbell Soup Co.	288,992
8,609	Conagra Brands, Inc.	289,004
500	Ezaki Glico Co. Ltd.	15,257
14,867	Flowers Foods, Inc.	382,231
37,729	General Mills, Inc.	2,555,008
3,950	Glanbia PLC	45,824
13,643	Greencore Group PLC*	23,030
4,975	JDE Peet’s NV	142,708
1,951	Kerry Group PLC Class A	218,203
400	Kewpie Corp.	7,664
4,499	Lamb Weston Holdings, Inc.	269,535
500	MEIJI Holdings Co. Ltd.	27,116
49,501	Mondelez International, Inc. Class A	3,107,673
1,683	Nippon Suisan Kaisha Ltd.	7,540
732	Nisshin Seifun Group, Inc.	10,212
5,627	Premier Foods PLC	8,427
2,347	The Hershey Co.	508,431
4,691	The J.M. Smucker Co.	635,208
13,833	The Kraft Heinz Co.	544,882
1,100	Toyo Suisan Kaisha Ltd.	39,360
5,377	Tyson Foods, Inc. Class A	481,941
500	Yakult Honsha Co. Ltd.	26,672
1,387	Yamazaki Baking Co. Ltd.	17,058

		13,726,740

Gas Utilities – 0.0%
13,326	Enagas SA	295,921
16,503	Italgas SpA	105,875
55,740	Snam SpA	321,427
400	Toho Gas Co. Ltd.	8,903

		732,126

Health Care Equipment & Supplies – 0.9%
111,098	Abbott Laboratories	13,149,559
969	ABIOMED, Inc.*	320,972
5,924	Baxter International, Inc.	459,347
14,591	Boston Scientific Corp.*	646,235
937	Carl Zeiss Meditec AG	150,929
49,432	ConvaTec Group PLC(a)	140,003
5,539	DENTSPLY SIRONA, Inc.	272,630
1,242	DiaSorin SpA	193,992
5,973	Edwards Lifesciences Corp.*	703,142
4,032	Globus Medical, Inc. Class A*	297,481
10,362	Hologic, Inc.*	796,009
1,319	Hoya Corp.	150,311
1,609	ICU Medical, Inc.*	358,228
21,080	Intuitive Surgical, Inc.*	6,359,414
1,800	Jeol Ltd.	99,510
38,423	Koninklijke Philips NV	1,171,659
20,919	Masimo Corp.*	3,044,551
400	Menicon Co. Ltd.	9,571
5,800	Olympus Corp.	109,925
6,855	Siemens Healthineers AG(a)	424,809
32,542	Smith & Nephew PLC	517,576

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
13,584	STERIS PLC	$ 3,284,204
2,700	Terumo Corp.	81,698
2,708	The Cooper Cos., Inc.	1,130,834
6,559	Zimmer Biomet Holdings, Inc.	838,896
657	Zimvie, Inc.	15,001

		34,726,486

Health Care Providers & Services – 1.1%
572	Alfresa Holdings Corp.	7,929
3,014	AmerisourceBergen Corp.	466,296
3,949	Amplifon SpA	175,749
17,394	Anthem, Inc.	8,544,281
5,998	Cardinal Health, Inc.	340,087
7,518	Centene Corp.*	632,940
24,488	Cigna Corp.	5,867,570
90,680	CVS Health Corp.	9,177,723
2,687	DaVita, Inc.*	303,926
8,744	Fresenius Medical Care AG & Co. KGaA	585,942
7,558	Fresenius SE & Co. KGaA	277,503
831	H.U. Group Holdings, Inc.	19,736
5,307	HCA Healthcare, Inc.	1,330,040
3,882	Henry Schein, Inc.*	338,472
17,417	Humana, Inc.	7,579,356
3,282	Laboratory Corp. of America Holdings*	865,332
2,007	McKesson Corp.	614,403
3,237	Mediclinic International PLC*	15,062
1,770	Medipal Holdings Corp.	29,124
4,116	Premier, Inc. Class A	146,488
5,724	Quest Diagnostics, Inc.	783,387
3,751	Spire Healthcare Group PLC*(a)	11,971
10,700	UnitedHealth Group, Inc.	5,456,679

		43,569,996

Health Care Technology – 0.0%
4,252	Cerner Corp.	397,817

		397,817

Hotels, Restaurants & Leisure – 1.0%
6,977	888 Holdings PLC	16,910
12,293	Aramark	462,217
3,189	Booking Holdings, Inc.*	7,489,207
59,520	Caesars Entertainment, Inc.*	4,604,467
342	Chipotle Mexican Grill, Inc.*	541,054
2,628	Choice Hotels International, Inc.	372,545
22,991	Compass Group PLC	494,768
4,902	Darden Restaurants, Inc.	651,721
10,990	Domino’s Pizza Group PLC	54,659
3,550	Domino’s Pizza, Inc.	1,444,886
17,985	Entain PLC*	385,257
23,460	Expedia Group, Inc.*	4,590,418
6,652	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	768,906
3,607	Greggs PLC	115,848
2,968	La Francaise des Jeux SAEM(a)	117,748
47,478	McDonald’s Corp.	11,740,360
7,748	MGM Resorts International	324,951
8,214	Mitchells & Butlers PLC*	25,125
6,574	Penn National Gaming, Inc.*	278,869

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
5,762	Playtech PLC*	$ 44,810
1,898	Rank Group PLC*	3,356
1,700	Skylark Co. Ltd.	21,966
3,969	Sodexo SA	322,981
13,037	SSP Group PLC*	38,668
9,919	Starbucks Corp.	902,331
1,000	Sushiro Global Holdings Ltd.	27,892
19,260	The Wendy’s Co.	423,142
8,038	Trainline PLC*(a)	26,398
16,222	Yum! Brands, Inc.	1,922,794

		38,214,254

Household Durables – 0.2%
1,635	Bellway PLC	51,974
2,452	Berkeley Group Holdings PLC	119,600
1,700	Casio Computer Co. Ltd.	19,461
7,083	Crest Nicholson Holdings plc	24,746
5,456	D.R. Horton, Inc.	406,526
848	Iida Group Holdings Co. Ltd.	14,620
57,272	Lennar Corp. Class A	4,648,768
2,088	Mohawk Industries, Inc.*	259,330
2,700	Nikon Corp.	28,831
66	NVR, Inc.*	294,840
600	Open House Co. Ltd.	26,552
15,496	Persimmon PLC	434,529
12,674	PulteGroup, Inc.	531,041
300	Rinnai Corp.	22,441
309	SEB SA	43,093
2,100	Sekisui Chemical Co. Ltd.	30,091
4,324	Sekisui House Ltd.	83,640
2,900	Sharp Corp.	27,070
800	Sumitomo Forestry Co. Ltd.	14,096
41,574	Taylor Wimpey PLC	70,797
2,160	Vistry Group PLC	26,577
1,626	Whirlpool Corp.	280,940

		7,459,563

Household Products – 0.2%
3,100	Pigeon Corp.	54,518
2,597	The Clorox Co.	361,061
35,376	The Procter & Gamble Co.	5,405,453

		5,821,032

Independent Power and Renewable Electricity Producers – 0.1%
7,904	ContourGlobal PLC(a)	19,754
11,970	Drax Group PLC	123,095
182,716	The AES Corp.	4,701,283
1,357	Uniper SE	35,057

		4,879,189

Industrial Conglomerates – 0.3%
20,338	3M Co.	3,027,921
3,484	DCC PLC	269,780
9,447	General Electric Co.	864,401
44,862	Honeywell International, Inc.	8,729,248
1,000	Keihan Holdings Co. Ltd.	24,515
44,136	Melrose Industries PLC	71,595
2,154	Nisshinbo Holdings, Inc.	18,654

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – (continued)
15,653	Smiths Group PLC	$ 296,561

		13,302,675

Insurance – 1.1%
4,031	Admiral Group PLC	135,179
35,406	Aegon NV	187,692
8,024	Aflac, Inc.	516,665
9,537	American International Group, Inc.	598,638
20,619	Aon PLC Class A	6,714,165
66,338	Arch Capital Group Ltd.*	3,212,086
21,174	Arthur J. Gallagher & Co.	3,696,980
2,868	ASR Nederland NV	133,895
1,516	Assurant, Inc.	275,654
29,840	Aviva PLC	176,561
17,828	Beazley PLC	98,027
3,933	Chubb Ltd.	841,269
5,794	Cincinnati Financial Corp.	787,752
4,900	Dai-ichi Life Holdings, Inc.	99,572
79,242	Direct Line Insurance Group PLC	285,538
971	Everest Re Group Ltd.	292,640
76,089	Fidelity National Financial, Inc.	3,716,187
50,893	First American Financial Corp.	3,298,884
2,452	Globe Life, Inc.	246,671
15,692	Japan Post Holdings Co. Ltd.	115,246
1,188	Japan Post Insurance Co. Ltd.	20,689
144,218	Legal & General Group PLC	511,309
4,390	Lincoln National Corp.	286,930
5,148	Loews Corp.	333,693
2,423	Markel Corp.*	3,574,507
4,652	Marsh & McLennan Cos., Inc.	792,794
8,823	MetLife, Inc.	620,080
1,500	MS&AD Insurance Group Holdings, Inc.	48,702
4,846	Principal Financial Group, Inc.	355,745
4,812	Prudential Financial, Inc.	568,634
5,995	Sampo Oyj Class A	292,941
1,291	Sompo Holdings, Inc.	56,727
7,934	The Allstate Corp.	1,098,938
5,518	The Hartford Financial Services Group, Inc.	396,248
52,077	The Progressive Corp.	5,936,257
2,990	The Travelers Cos., Inc.	546,363
1,900	Tokio Marine Holdings, Inc.	110,567
4,503	W.R. Berkley Corp.	299,855
1,883	Willis Towers Watson PLC	444,802

		41,725,082

Interactive Media & Services – 2.4%
19,959	Alphabet, Inc. Class A*	55,512,965
17,579	Auto Trader Group PLC(a)	145,119
26,156	IAC/InterActiveCorp.*	2,622,924
900	Kakaku.com, Inc.	20,099
4,165	Match Group, Inc.*	452,902
144,521	Meta Platforms, Inc. Class A*	32,135,690
9,574	Moneysupermarket.com Group PLC	23,812
14,937	Rightmove PLC	123,449
10,409	Trustpilot Group PLC*(a)	19,667

		91,056,627

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 0.2%
2,228	Amazon.com, Inc.*	$ 7,263,169
8,465	eBay, Inc.	484,706
2,719	Etsy, Inc.*	337,917
3,690	Moonpig Group PLC*	10,743
20,717	Prosus NV*	1,117,223
8,100	Rakuten Group, Inc.	63,688
1,000	ZOZO, Inc.	26,705

		9,304,151

IT Services – 1.5%
20,390	Accenture PLC Class A	6,876,120
577	Adyen NV*(a)	1,142,860
7,080	Akamai Technologies, Inc.*	845,281
524	Alten SA	79,086
9,326	Atos SE	254,660
10,629	Automatic Data Processing, Inc.	2,418,523
5,501	Broadridge Financial Solutions, Inc.	856,561
1,986	Capgemini SE	440,699
93,561	Capita PLC*	25,451
6,878	Cognizant Technology Solutions Corp. Class A	616,750
876	Computacenter PLC	33,679
9,303	DXC Technology Co.*	303,557
7,892	EPAM Systems, Inc.*	2,340,846
7,414	Fidelity National Information Services, Inc.	744,514
16,600	Finablr PLC*(a)(b)	—
7,395	Fiserv, Inc.*	749,853
1,602	FleetCor Technologies, Inc.*	398,994
1,563	Fujitsu Ltd.	234,178
2,856	Gartner, Inc.*	849,546
8,896	Genpact Ltd.	387,065
4,139	Global Payments, Inc.	566,381
1,000	GMO internet, Inc.	22,705
15,416	International Business Machines Corp.	2,004,388
1,596	Jack Henry & Associates, Inc.	314,492
47,124	Mastercard, Inc. Class A	16,841,175
3,803	NCC Group PLC	9,122
1,354	NEC Corp.	56,883
22,927	Nexi SpA*	264,571
3,285	NTT Data Corp.	64,558
1,300	Otsuka Corp.	46,093
10,273	PayPal Holdings, Inc.*	1,188,072
306	Reply SpA	50,274
1,286	SCSK Corp.	21,991
200	SHIFT, Inc.*	35,091
900	TIS, Inc.	21,062
1,881	VeriSign, Inc.*	418,447
79,101	Visa, Inc. Class A	17,542,229
11,898	Worldline SA*(a)	516,375

		59,582,132

Leisure Products – 0.0%
3,385	Hasbro, Inc.	277,299
600	Yamaha Corp.	26,074

		303,373

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 1.2%
160,025	Avantor, Inc.*	$ 5,412,046
587	Bio-Rad Laboratories, Inc. Class A*	330,616
7,561	Bio-Techne Corp.	3,274,215
13,452	Charles River Laboratories International, Inc.*	3,819,964
41,786	Danaher Corp.	12,257,087
5,649	Eurofins Scientific SE	558,815
14,971	Illumina, Inc.*	5,230,867
32,097	IQVIA Holdings, Inc.*	7,421,147
3,672	Mettler-Toledo International, Inc.*	5,042,354
4,515	PerkinElmer, Inc.	787,687
5,735	QIAGEN N.V.*	281,015
5,566	QIAGEN NV*	273,123
2,764	Thermo Fisher Scientific, Inc.	1,632,557
1,000	Waters Corp.*	310,390

		46,631,883

Machinery – 0.2%
2,720	Aalberts NV	140,967
2,700	Amada Co. Ltd.	23,738
948	ANDRITZ AG	43,782
17,274	CNH Industrial NV	272,079
2,055	Cummins, Inc.	421,501
600	Daifuku Co. Ltd.	42,811
8,487	Daimler Truck Holding AG*	235,387
1,800	DMG Mori Co. Ltd.	24,383
1,000	Ebara Corp.	55,471
3,542	Fluidra SA	102,486
5,869	Fortive Corp.	357,598
5,291	GEA Group AG	216,864
4,100	Hino Motors Ltd.	23,968
1,521	Hitachi Construction Machinery Co. Ltd.	39,410
100	Hoshizaki Corp.	6,860
1,200	IHI Corp.	28,670
9,016	IMI PLC	160,521
6,883	Ingersoll Rand, Inc.	346,559
2,203	Knorr-Bremse AG	168,875
1,000	Kurita Water Industries Ltd.	36,911
1,000	MISUMI Group, Inc.	29,771
3,600	Mitsubishi Heavy Industries Ltd.	118,174
2,442	Morgan Crucible Co. PLC	9,900
1,162	Nabtesco Corp.	30,680
1,100	NGK Insulators Ltd.	15,692
1,409	Nordson Corp.	319,956
5,100	NTN Corp.*	8,851
6,189	Otis Worldwide Corp.	476,244
14,507	Outotec Oyj	122,289
1,683	Parker-Hannifin Corp.	477,568
4,857	Pentair PLC	263,298
62	Rational AG	42,701
11,174	Rotork PLC	47,579
1,497	Snap-on, Inc.	307,604
1,100	Sumitomo Heavy Industries Ltd.	25,207
700	The Japan Steel Works Ltd.	21,696
1,100	Toyota Industries Corp.	75,871
6,137	Valmet Oyj	190,483
26,166	Wartsila OYJ Abp	238,918

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
4,053	Westinghouse Air Brake Technologies Corp.	$ 389,777

		5,961,100

Marine – 0.0%
371	Clarkson PLC	17,927
3,200	Mitsui OSK Lines Ltd.	88,892
1,300	Nippon Yusen KK	113,717

		220,536

Media – 0.2%
3,679	Ascential PLC*	16,751
1,497	Charter Communications, Inc. Class A*	816,643
34,466	Comcast Corp. Class A	1,613,698
9,600	CyberAgent, Inc.	118,796
1,609	Dentsu Group, Inc.	65,754
2,669	Euromoney Institutional Investor PLC	34,435
41,561	Fox Corp. Class A	1,639,582
4,085	Future PLC	138,807
800	Hakuhodo DY Holdings, Inc.	10,042
50,606	ITV PLC*	54,160
28,062	News Corp. Class A	621,573
4,098	Omnicom Group, Inc.	347,838
20,838	Pearson PLC	204,317
12,634	ProSiebenSat.1 Media SE	160,928
3,704	Publicis Groupe SA	224,809
163,991	Sirius XM Holdings, Inc.	1,085,620
1,100	TBS Holdings, Inc.	16,031
9,604	The Interpublic Group of Cos., Inc.	340,462
12,462	Trinity Mirror PLC	29,991
9,700	WPP PLC	126,955

		7,667,192

Metals & Mining – 0.2%
41,447	Alcoa Corp.	3,731,473
7,296	Anglo American PLC	379,117
10,878	ArcelorMittal SA	348,467
1,523	Endeavour Mining PLC	37,816
7,048	Evraz PLC	7,489
9,044	Ferrexpo PLC	21,958
15,156	Freeport-McMoRan, Inc.	753,859
75,407	Glencore PLC	490,651
13,534	Hochschild Mining PLC	22,722
9,600	Kobe Steel Ltd.	46,171
700	Mitsui Mining & Smelting Co. Ltd.	19,126
7,000	Nippon Steel Corp.	123,513
4,222	Nucor Corp.	627,600
2,999	Raspadskaya OJSC(b)	—
4,013	voestalpine AG	119,412

		6,729,374

Multi-Utilities – 0.1%
234,996	A2A SpA	402,494
80,431	Centrica PLC*	84,135
14,948	Consolidated Edison, Inc.	1,415,277

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
8,085	DTE Energy Co.	$ 1,068,918
27,690	Hera SpA	102,014
29,183	National Grid PLC	448,490
8,637	RWE AG	376,077

		3,897,405

Multiline Retail – 0.1%
21,438	B&M European Value Retail SA	149,986
6,204	Dollar Tree, Inc.*	993,571
2,500	Isetan Mitsukoshi Holdings Ltd.	19,675
7,218	J. Front Retailing Co. Ltd.	58,556
2,933	Next PLC	230,682
5,700	Ryohin Keikaku Co. Ltd.	66,115
8,830	Target Corp.	1,873,903

		3,392,488

Oil, Gas & Consumable Fuels – 1.3%
19,439	APA Corp.	803,414
102,293	BP PLC	501,479
88,483	Chevron Corp.	14,407,687
11,140	ConocoPhillips	1,114,000
400	Cosmo Energy Holdings Co. Ltd.	8,568
17,513	Devon Energy Corp.	1,035,544
5,697	Diamondback Energy, Inc.	780,945
4,776	DTE Midstream LLC*	259,146
31,999	Eni SpA	466,648
5,759	EOG Resources, Inc.	686,646
195,674	Exxon Mobil Corp.	16,160,716
13,628	Harbour Energy PLC*	86,161
1,100	Idemitsu Kosan Co. Ltd.	30,322
10,700	Inpex Corp.	125,803
200	Iwatani Corp.	8,429
114,099	Kinder Morgan, Inc.	2,157,612
32,408	Marathon Oil Corp.	813,765
20,847	Marathon Petroleum Corp.	1,782,418
8,196	Neste Oyj	373,681
12,620	Occidental Petroleum Corp.	716,059
2,365	OMV AG	113,005
19,959	ONEOK, Inc.	1,409,704
11,427	Phillips 66	987,179
5,237	Pioneer Natural Resources Co.	1,309,407
86,455	Repsol SA	1,132,491
20,227	Shell PLC	554,396
55,710	TotalEnergies SE	2,818,899
11,445	Valero Energy Corp.	1,162,125

		51,806,249

Paper & Forest Products – 0.0%
5,952	Oji Holdings Corp.	29,529
9,741	Stora Enso Oyj Class R	191,093

		220,622

Personal Products – 0.2%
2,135	Beiersdorf AG	224,290
500	Fancl Corp. Class C	11,138
200	Kose Corp.	20,925
2,991	L’Oreal SA	1,194,740
1,700	Pola Orbis Holdings, Inc.	22,136
2,100	Shiseido Co. Ltd.	106,068

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – (continued)
18,357	The Estee Lauder Cos., Inc. Class A	$ 4,998,978

		6,578,275

Pharmaceuticals – 1.3%
4,506	Astellas Pharma, Inc.	70,406
8,906	AstraZeneca PLC	1,181,051
20,032	Bayer AG	1,370,170
33,875	Bristol-Myers Squibb Co.	2,473,891
2,526	Chugai Pharmaceutical Co. Ltd.	84,289
4,000	Daiichi Sankyo Co. Ltd.	87,348
1,300	Eisai Co. Ltd.	60,227
37,348	Eli Lilly & Co.	10,695,347
58,068	GlaxoSmithKline PLC	1,256,414
2,416	Hikma Pharmaceuticals PLC	65,179
18,191	Indivior PLC*	66,958
991	Ipsen SA	124,048
116,191	Johnson & Johnson	20,592,531
2,200	Kyowa Kirin Co. Ltd.	51,181
114,589	Merck & Co., Inc.	9,402,027
5,135	Merck KGaA	1,072,365
400	Nippon Shinyaku Co. Ltd.	27,196
1,561	Orion Oyj Class B	70,896
2,101	Otsuka Holdings Co. Ltd.	72,585
39,060	Pfizer, Inc.	2,022,136
3,841	Recordati Industria Chimica e Farmaceutica SpA	192,585
4,679	Santen Pharmaceutical Co. Ltd.	46,783
3,900	Shionogi & Co. Ltd.	239,629
1,174	Sumitomo Dainippon Pharma Co. Ltd.	11,582
6,343	Takeda Pharmaceutical Co. Ltd.	180,726
2,951	UCB SA	352,930
27,742	Viatris, Inc.	301,833

		52,172,313

Professional Services – 0.3%
8,571	Booz Allen Hamilton Holding Corp.	752,877
11,790	CACI International, Inc. Class A*	3,551,855
13,298	Equifax, Inc.	3,152,956
2,693	Intertek Group PLC	183,710
2,957	Jacobs Engineering Group, Inc.	407,504
3,551	Leidos Holdings, Inc.	383,579
200	Meitec Corp.	10,834
16,746	Nielsen Holdings PLC	456,161
4,000	Outsourcing, Inc.	41,215
900	Persol Holdings Co. Ltd.	20,166
22,145	RELX PLC	689,102
2,635	Robert Half International, Inc.	300,864
400	TechnoPro Holdings, Inc.	10,806
2,815	Wolters Kluwer NV	300,097

		10,261,726

Real Estate Management & Development – 0.1%
2,100	Aeon Mall Co. Ltd.	27,945
17,015	Aroundtown SA	97,230
5,296	CBRE Group, Inc. Class A*	484,690
500	Daito Trust Construction Co. Ltd.	53,072
1,500	Daiwa House Industry Co. Ltd.	39,103
7,873	Grainger PLC	30,026

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
9,800	Hulic Co. Ltd.	$ 87,920
8,051	IWG PLC*	27,543
1,245	LEG Immobilien SE	141,778
4,100	Mitsubishi Estate Co. Ltd.	61,051
7,600	Mitsui Fudosan Co. Ltd.	162,658
2,955	Savills PLC	42,969
4,400	TAG Immobilien AG	99,633
600	Tokyo Tatemono Co. Ltd.	8,991
2,400	Tokyu Fudosan Holdings Corp.	13,172
16,910	Vonovia SE	788,182

		2,165,963

Road & Rail – 0.3%
20,711	CSX Corp.	775,627
9,144	FirstGroup PLC*	13,315
400	Hitachi Transport System Ltd.	21,945
40,457	Knight-Swift Transportation Holdings, Inc.	2,041,460
1,000	Kyushu Railway Co.	20,426
15,430	Landstar System, Inc.	2,327,307
300	Nippon Express Holdings, Inc.	20,610
15,844	Norfolk Southern Corp.	4,519,026
2,714	Northgate PLC	15,402
1,000	Odakyu Electric Railway Co. Ltd.	16,575
1,546	Old Dominion Freight Line, Inc.	461,759
3,000	Seibu Holdings, Inc.	31,025
1,300	Tokyu Corp.	16,866
4,430	Union Pacific Corp.	1,210,320

		11,491,663

Semiconductors & Semiconductor Equipment – 0.8%
4,400	Advantest Corp.	343,525
7,697	Applied Materials, Inc.	1,014,465
4,140	BE Semiconductor Industries NV	352,907
2,763	Broadcom, Inc.	1,739,806
200	Disco Corp.	55,928
45,476	Infineon Technologies AG	1,538,453
31,022	Intel Corp.	1,537,450
1,381	Lam Research Corp.	742,440
14,267	Microchip Technology, Inc.	1,072,022
22,152	Micron Technology, Inc.	1,725,419
906	Monolithic Power Systems, Inc.	440,026
29,017	NXP Semiconductors NV	5,370,466
2,750	Qorvo, Inc.*	341,275
19,750	Renesas Electronics Corp.*	228,843
2,000	Rohm Co. Ltd.	155,280
1,166	SCREEN Holdings Co. Ltd.	116,221
2,952	Skyworks Solutions, Inc.	393,443
20,500	STMicroelectronics NV	887,661
3,736	Sumco Corp.	61,139
6,788	Teradyne, Inc.	802,545
58,483	Texas Instruments, Inc.	10,730,461
443	Ulvac, Inc.	22,530

		29,672,305

Software – 3.6%
29,489	Adobe, Inc.*	13,435,778
2,632	Autodesk, Inc.*	564,169
5,105	Bytes Technology Group PLC	33,383
3,520	Cadence Design Systems, Inc.*	578,899
1,684	Fortinet, Inc.*	575,490

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
7,089	HubSpot, Inc.*	$ 3,366,850
16,469	Intuit, Inc.	7,918,954
7,678	Micro Focus International PLC	40,567
215,541	Microsoft Corp.	66,453,446
1,332	Nemetschek SE	127,917
23,748	NortonLifeLock, Inc.	629,797
120,049	Oracle Corp. (Software)	9,927,624
1,046	Paycom Software, Inc.*	362,313
5,124	PTC, Inc.*	551,957
63,624	salesforce.com, Inc.*	13,508,648
2,500	Sansan, Inc.*	28,046
25,520	SAP SE	2,828,334
13,439	ServiceNow, Inc.*	7,484,045
13,607	Synopsys, Inc.*	4,534,805
44,577	The Sage Group PLC	408,445
700	Trend Micro, Inc.	40,879
1,731	Tyler Technologies, Inc.*	770,105
17,827	Workday, Inc. Class A*	4,268,853

		138,439,304

Specialty Retail – 0.5%
1,100	ABC-Mart, Inc.	41,462
3,086	Advance Auto Parts, Inc.	638,679
4,682	Auto1 Group SE*(a)	53,194
530	AutoZone, Inc.*	1,083,627
5,850	Bath & Body Works, Inc.	279,630
3,926	Best Buy Co., Inc.	356,873
18,874	Currys PLC	22,382
2,398	Dunelm Group PLC	34,170
300	Fast Retailing Co. Ltd.	153,797
10,435	Frasers Group PLC*	86,363
41,565	Industria de Diseno Textil SA	906,324
40,383	JD Sports Fashion PLC	77,815
23,187	Kingfisher PLC	77,390
14,424	Lowe’s Cos., Inc.	2,916,389
821	O’Reilly Automotive, Inc.*	562,352
16,599	Pets at Home Group Plc	78,414
4,729	Ross Stores, Inc.	427,785
404	Shimamura Co. Ltd.	35,907
16,201	The Home Depot, Inc.	4,849,445
93,711	The TJX Cos., Inc.	5,677,012
2,593	WH Smith PLC*	48,432

		18,407,442

Technology Hardware, Storage & Peripherals – 1.8%
389,862	Apple, Inc.	68,073,804
862	Brother Industries Ltd.	15,676
8,425	Canon, Inc.	205,351
5,032	FUJIFILM Holdings Corp.	307,153
25,759	Hewlett Packard Enterprise Co.	430,433
14,716	HP, Inc.	534,191
12,490	Konica Minolta, Inc.	52,429
4,739	NetApp, Inc.	393,337
6,204	Ricoh Co. Ltd.	53,725
2,919	Seiko Epson Corp.	43,852
7,225	Western Digital Corp.*	358,721

		70,468,672

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.4%
1,999	adidas AG	$ 465,819
2,300	Asics Corp.	44,383
9,325	Burberry Group PLC	203,562
3,869	Carter’s, Inc.	355,909
38	Christian Dior SE	25,786
11,614	Dr. Martens Plc	36,109
1,826	HUGO BOSS AG	105,346
1,737	Kering SA	1,096,615
76,518	NIKE, Inc. Class B	10,296,262
5,813	PVH Corp.	445,334
4,292	Ralph Lauren Corp.	486,884
15,384	Tapestry, Inc.	571,516
34,016	Under Armour, Inc. Class A*	578,952
6,789	VF Corp.	386,022

		15,098,499

Trading Companies & Distributors – 0.1%
6,617	Ashtead Group PLC	416,635
3,038	Bunzl PLC	117,817
7,493	Fastenal Co.	445,084
3,217	Ferguson PLC	435,838
26,699	Howden Joinery Group PLC	267,658
1,323	IMCD NV	225,694
3,247	ITOCHU Corp.	109,833
6,132	Marubeni Corp.	71,206
4,235	Mitsubishi Corp.	158,926
4,381	Mitsui & Co. Ltd.	118,923
2,106	MonotaRO Co. Ltd.	45,200
4,689	Rexel SA	100,100
1,200	Sojitz Corp.	19,735
9,960	Travis Perkins PLC	160,613
702	W.W. Grainger, Inc.	362,085

		3,055,347

Transportation Infrastructure – 0.0%
8,439	Atlantia SpA*	175,468
400	Japan Airport Terminal Co. Ltd.*	18,219
700	Kamigumi Co. Ltd.	12,566

		206,253

Water Utilities – 0.0%
6,704	Pennon Group PLC	94,354
10,455	United Utilities Group PLC	153,955

		248,309

Wireless Telecommunication Services – 0.2%
11,786	Airtel Africa PLC(a)	21,516
7,845	Freenet AG	209,940
4,500	KDDI Corp.	147,540
11,900	SoftBank Corp.	138,791
7,400	SoftBank Group Corp.	330,851
52,869	T-Mobile US, Inc.*	6,785,736
173,072	Vodafone Group PLC	283,801

		7,918,175

TOTAL COMMON STOCKS (Cost $1,108,698,663)		$1,247,755,501

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 22.8%
1,695,973	Invesco Senior Loan ETF	$ 36,921,332
3,429,567	iShares 5-10 Year Investment Grade Corporate Bond ETF	188,180,341
8,536,127	iShares Core MSCI Emerging Markets ETF	474,181,855
44,300	iShares JP Morgan USD Emerging Markets Bond ETF	4,330,768
1,656,267	SPDR Blackstone Senior Loan ETF	74,465,765
974,040	SPDR Bloomberg Convertible Securities ETF	74,952,378
625,358	Vaneck Fallen Angel High Yield Bond ETF	19,010,883
92,700	Vanguard Real Estate ETF	10,045,899

TOTAL EXCHANGE TRADED FUNDS (Cost $887,439,324)		$ 882,089,221

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG
3,036	3.250%	$ 521,741
(Cost $603,919)

Investment Company(c) – 39.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,523,230,259	0.253%	$1,523,230,259
(Cost $1,523,230,259)

TOTAL INVESTMENTS – 94.3% (Cost $3,519,972,165)		$3,653,596,722

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.7%		221,099,629

NET ASSETS – 100.0%		$3,874,696,351

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this fund security; i.e., Level 3.

(c)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	BRL	40,690,000	USD	8,138,418	05/03/22	$329,306
	IDR	162,396,240,000	USD	11,308,930	05/05/22	853
	MXN	80,260,000	USD	3,930,825	04/27/22	85,303
	USD	50,918,646	GBP	38,590,000	04/27/22	233,787
	USD	54,654,797	JPY	6,510,540,000	04/27/22	1,147,599
	USD	21,825,831	TWD	619,930,000	05/04/22	156,019
	ZAR	73,190,000	USD	4,895,615	04/28/22	95,218

TOTAL						$2,048,085

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	CAD	24,320,000	USD	19,543,210	04/27/22	$(92,161)
	IDR	64,749,860,000	USD	4,510,331	05/05/22	(948)
	USD	4,321,216	CAD	5,440,000	04/27/22	(29,676)
	USD	32,111,588	CHF	29,830,000	04/27/22	(199,591)
	USD	5,066,673	CZK	113,900,000	04/27/22	(78,380)
	USD	98,358,497	EUR	88,990,000	04/27/22	(164,781)
	USD	5,792,951	HUF	1,969,740,000	04/27/22	(116,192)
	USD	9,408,238	ILS	30,290,000	04/27/22	(87,818)
	USD	7,217,074	INR	553,730,000	05/04/22	(36,936)
	USD	17,068,268	KRW	20,769,010,000	05/03/22	(16,175)
	USD	4,974,266	NZD	7,210,000	04/27/22	(20,580)
	USD	36,565,244	PHP	1,926,160,000	05/03/22	(558,754)
	USD	5,206,451	PLN	22,210,000	04/27/22	(65,946)
	USD	10,549,825	SEK	99,540,000	04/27/22	(41,981)

TOTAL						$(1,509,919)

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Exchanges Index	4	04/14/22	$640,749	$2,920
Brent Crude	67	04/29/22	7,015,570	(948,720)
CAC40 Index	38	04/14/22	2,798,646	19,996
Chicago SRW Wheat	29	05/13/22	1,458,700	249,275
Coffee “C”	7	05/18/22	594,300	(60,556)
Copper	82	05/26/22	9,739,550	267,585
Corn	190	05/13/22	7,113,125	952,714
Cotton No.2	49	05/06/22	3,324,405	311,229
E-mini Russell 2000 Index	43	06/17/22	4,442,760	2,808
Euro Stoxx 50 Index	4,495	06/17/22	190,102,217	951,051
FTSE 100 Index	760	06/17/22	74,738,255	3,501,352
FTSE/JSE Top 40 Index	130	06/15/22	6,127,993	239,736

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Gasoline RBOB	38	04/29/22	$5,028,836	$(604,641)
Gold 100 Oz	198	06/28/22	38,689,200	(662,327)
IBEX 35 Index	10	04/14/22	931,009	10,907
Lead	156	04/14/22	9,445,800	375,949
Lead	128	05/16/22	7,750,400	(94,400)
Lean Hogs	63	06/14/22	3,039,750	171,429
Low Sulphur Gas Oil	31	05/12/22	3,124,800	(354,623)
Nasdaq 100 E-Mini Index	21	06/17/22	6,244,875	(7,483)
Natural Gas	68	04/27/22	3,836,560	428,501
Nickel	50	04/14/22	9,634,500	2,594,100
Nickel	22	05/16/22	4,236,540	(2,111,736)
NY Harbor ULSD	19	04/29/22	2,681,998	(276,986)
OMXS 30 Index	16	04/13/22	354,803	(1,293)
Primary Aluminum	117	04/14/22	10,189,559	1,013,197
Primary Aluminum	54	05/16/22	4,707,599	(346,127)
Primary Aluminum	9	06/13/22	785,588	115,931
S&P 400 E-Mini Index	15	06/17/22	4,033,800	42,862
S&P Toronto Stock Exchange 60 Index	61	06/16/22	12,853,354	307,498
Set 50 Index	1,469	06/29/22	8,983,653	114,867
Silver	50	05/26/22	6,283,250	(134,944)
Soybean	144	05/13/22	11,651,400	140,276
Sugar No.11	168	04/29/22	3,667,238	32,373
Topix Index	222	06/09/22	35,495,564	2,725,986
WTI Crude Oil	117	04/20/22	11,732,760	(1,674,619)
Zinc	87	04/14/22	9,162,187	1,260,375
Zinc	69	05/16/22	7,249,313	127,650
Zinc	7	06/13/22	732,988	116,725

Total				$8,798,837

Short position contracts:
10 Year German Euro-Bund	(180)	06/08/22	(31,593,166)	642,503
10 Year U.K. Long Gilt	(122)	06/28/22	(19,428,957)	106,982
10 Year U.S. Treasury Notes	(351)	06/21/22	(43,129,125)	818,575
2 Year U.S. Treasury Notes	(132)	06/30/22	(27,973,688)	333,850
20 Year U.S. Treasury Bonds	(127)	06/21/22	(19,057,938)	202,802
5 Year German Euro-Bobl	(119)	06/08/22	(16,963,610)	253,247
5 Year U.S. Treasury Notes	(210)	06/30/22	(24,084,375)	461,494
ASX 90 Day Bank Accepted Bills	(56)	06/09/22	(41,839,818)	(6,027)
ASX 90 Day Bank Accepted Bills	(187)	09/08/22	(139,423,344)	129,192
ASX 90 Day Bank Accepted Bills	(166)	12/08/22	(123,602,198)	178,982
Australian 10 Year Government Bonds	(102)	06/15/22	(9,673,868)	329,580
Bank Accept Index	(191)	06/13/22	(37,494,531)	100,405
Bank Accept Index	(176)	09/19/22	(34,310,603)	206,598
Bank Accept Index	(152)	12/19/22	(29,511,819)	204,519
Canada 10 Year Government Bonds	(95)	06/21/22	(9,921,369)	233,908
Cattle Feeder	(62)	05/26/22	(5,163,050)	(42,422)
CBOE Volatility Index	(133)	04/20/22	(3,121,377)	612,123
CBOE Volatility Index	(126)	05/18/22	(3,148,450)	326,600
CBOE Volatility Index	(101)	06/15/22	(2,573,207)	419,784
DAX Index	(8)	06/17/22	(3,193,301)	8,003
Euro Buxl 30 Year Bonds	(29)	06/08/22	(5,973,527)	169,183
Eurodollars	(743)	06/13/22	(189,891,030)	676,987
Eurodollars	(449)	09/19/22	(113,799,927)	943,409
Eurodollars	(386)	12/19/22	(97,631,039)	1,071,116
Eurodollars	(366)	03/13/23	(92,537,083)	1,211,129
Eurodollars	(369)	06/19/23	(93,019,477)	1,233,270
Eurodollars	(343)	09/18/23	(86,324,024)	953,434
Eurodollars	(340)	12/18/23	(85,478,713)	785,478
Eurodollars	(338)	03/18/24	(85,023,321)	595,481

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Euro-Schatz	(306)	06/08/22	$(37,485,173)	$180,103
French 10 Year Government Bonds	(61)	06/08/22	(10,224,082)	188,426
H-Shares Index	(42)	04/28/22	(2,016,277)	(67,784)
Hang Seng Index	(29)	04/28/22	(4,070,507)	(63,082)
Italian 10 Year Government Bonds	(75)	06/08/22	(11,475,405)	194,538
Japan 10 Year Government Bonds	(34)	06/13/22	(41,808,773)	140,232
Kospi2 Index	(21)	06/09/22	(1,584,031)	(45,707)
Lead	(156)	04/14/22	(9,445,800)	6,884
Lead	(62)	05/16/22	(3,754,100)	(214,182)
Live Cattle	(47)	06/30/22	(2,577,950)	(68,623)
Nickel	(50)	04/14/22	(9,634,500)	2,477,964
Nickel	(18)	05/16/22	(3,466,260)	(426,547)
Primary Aluminum	(117)	04/14/22	(10,189,559)	476,434
Primary Aluminum	(6)	05/16/22	(523,066)	1,761
Primary Aluminum	(9)	06/13/22	(785,587)	(54,259)
S&P 500 E-Mini Index	(341)	06/17/22	(77,249,288)	(6,182,296)
Zinc	(87)	04/14/22	(9,162,187)	(256,326)
Zinc	(11)	05/16/22	(1,155,687)	(92,579)
Zinc	(7)	06/13/22	(732,987)	(97,326)

Total				$9,257,816

TOTAL FUTURES CONTRACTS				$18,056,653

SWAP CONTRACTS — At March 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 38	1.000%	0.671%	06/20/27		$235,900	$3,833,176	$3,327,177	$505,999
CDX.NA.IG Index 38	5.000	3.765	06/20/27		46,300	2,561,676	2,596,095	(34,419)
ICE CD ITXEB 37	1.000	0.728	06/20/27	EUR	206,200	3,216,938	2,548,880	668,058
ICE CD ITXEB 37	5.000	3.380	06/20/27		26,550	2,197,368	1,770,365	427,003

TOTAL						$11,809,158	$10,242,517	$1,566,641

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*

AMZX Index	1M SOFR + 0.74%	BofA Securities LLC	6/13/2022	$2,878	$209,488	$209,488
BCOMRS Index	—	JPMorgan Securities, Inc.	8/12/2022	3,469	(50,072)	(50,072)
JPGSGLHN Index(b)	1M LIBOR + 0.17	JPMorgan Securities, Inc.	8/25/2022	49,510	2,238,987	2,238,987
JPGSGLMN Index	1M LIBOR + 0.17	JPMorgan Securities, Inc.	8/25/2022	19,976	1,700,055	1,700,055
JPGSGLTN Index(c)	1M LIBOR + 0.17	JPMorgan Securities, Inc.	8/25/2022	39,148	3,491,724	3,491,724
JPGSMARB Index(d)	1M SOFR +0.91	JPMorgan Securities, Inc.	8/11/2022	50,219	751,049	751,049
MSCI Index	1M SOFR +0.13	JPMorgan Securities, Inc.	11/3/2022	11,976	751,049	1,122,603
MSCI Index	1M SOFR +0.91	JPMorgan Securities, Inc.	2/10/2023	43,442	751,049	4,059,214
NDUGWI Index	1M SOFR +0.225	JPMorgan Securities, Inc.	7/13/2022	9,313	898,057	898,057
NDUGWI Index	1M SOFR +0.12	JPMorgan Securities, Inc.	8/10/2022	62,705	6,050,009	6,050,009
NDUGWI Index	1M SOFR +0.02	JPMorgan Securities, Inc.	6/10/2022	53,000	5,116,480	5,116,480
SXXGT Index	1M EURIBOR + 0.05	JPMorgan Securities, Inc.	09/19/22	53,717	(2,833,535)	(2,833,535)
TUKXGIndex	1M SONIA + 0.255	JPMorgan Securities, Inc.	12/16/22	16,040	(1,040,227)	(1,040,227)
MSCI Index	1M SOFR + 0.03	JPMorgan Securities, Inc.	01/13/23	57,060	(3,800,148)	(3,800,148)
RUSSEL Index	1M SOFR + 0.37	Bank of America Securities LLC	02/02/23	66,838	27,955	27,955
MSCI Index	1M SOFR - 0.06	Bank of America Securities LLC	02/10/23	153,224	(10,201,529)	(10,201,529)
MSCI Index	1M SOFR - 0.055	JPMorgan Securities, Inc.	02/14/23	10,444	(695,928)	(695,928)
MSCI Index	1M SOFR - 0.055	JPMorgan Securities, Inc.	02/28/23	154,916	(10,319,225)	(10,319,225)
MSCI Index	1M SOFR - 0.05	JPMorgan Securities, Inc.	03/10/23	55,178	(3,677,008)	(3,677,008)

TOTAL					$(6,952,051)	$(6,952,051)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

(b)	The top 50 components are shown below.

A basket (JPGSGLHN) of common stocks

Common Stocks	Sector	Shares	Value	Weight

UnitedHealth Group Inc	Health Care	298	$152,061	6.79%
Johnson & Johnson	Health Care	833	147,711	6.6
Pfizer Inc	Health Care	1,777	91,993	4.11
AbbVie Inc	Health Care	560	90,730	4.05
Roche Holding AG	Health Care	241	88,387	3.95
Thermo Fisher Scientific Inc	Health Care	125	73,683	3.29
Eli Lilly & Co	Health Care	251	71,982	3.21
Novartis AG	Health Care	836	67,906	3.03
Abbott Laboratories	Health Care	560	66,259	2.96
Merck & Co Inc	Health Care	800	65,613	2.93
AstraZeneca PLC	Health Care	6	65,178	2.91
Danaher Corp	Health Care	201	59,094	2.64
Novo Nordisk A/S	Health Care	78	58,101	2.59
Bristol-Myers Squibb Co	Health Care	690	50,395	2.25
Medtronic PLC	Health Care	426	47,228	2.11
Amgen Inc	Health Care	178	43,122	1.93
CVS Health Corp	Health Care	415	42,055	1.88
Anthem Inc	Health Care	77	37,745	1.69
Sanofi	Health Care	402	37,231	1.66
GlaxoSmithKline PLC	Health Care	21	34,257	1.53
Intuitive Surgical Inc	Health Care	113	34,167	1.53
CSL Ltd	Health Care	114	30,471	1.36
Stryker Corp	Health Care	106	28,417	1.27
Zoetis Inc	Health Care	150	28,248	1.26
Cigna Corp	Health Care	102	24,498	1.09
Becton Dickinson and Co	Health Care	90	23,981	1.07
Gilead Sciences Inc	Health Care	397	23,609	1.05
Regeneron Pharmaceuticals Inc	Health Care	34	23,596	1.05
Edwards Lifesciences Corp	Health Care	198	23,268	1.04
Bayer AG	Health Care	344	21,354	0.95
Vertex Pharmaceuticals Inc	Health Care	81	21,033	0.94
Boston Scientific Corp	Health Care	451	19,981	0.89
Moderna Inc	Health Care	112	19,237	0.86
HCA Healthcare Inc	Health Care	76	19,002	0.85
Humana Inc	Health Care	41	17,708	0.79
Illumina Inc	Health Care	49	17,289	0.77
Lonza Group AG	Health Care	25	17,185	0.77
Dexcom Inc	Health Care	31	15,698	0.7
Centene Corp	Health Care	185	15,552	0.69
IDEXX Laboratories Inc	Health Care	27	14,686	0.66
McKesson Corp	Health Care	47	14,518	0.65
Takeda Pharmaceutical Co Ltd	Health Care	4	14,399	0.64
IQVIA Holdings Inc	Health Care	60	13,984	0.62
Hoya Corp	Health Care	1	13,494	0.6
Daiichi Sankyo Co Ltd	Health Care	5	12,760	0.57
Alcon Inc	Health Care	172	12,643	0.56
Agilent Technologies Inc	Health Care	95	12,583	0.56
Baxter International Inc	Health Care	159	12,291	0.55
ResMed Inc	Health Care	46	11,227	0.5
Align Technology Inc	Health Care	23	10,122	0.45

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

(c)	The top 50 components are shown below.

A basket (JPGSGLTN) of common stocks

Common Stocks	Sector	Shares	Value	Weight

NVIDIA Corp	Information Technology	977	$266,704	7.64%
Apple Inc	Information Technology	1,448	252,809	7.24
Microsoft Corp	Information Technology	782	241,094	6.90
ASML Holding NV	Information Technology	220	133,972	3.84
Broadcom Inc	Information Technology	202	127,054	3.64
Cisco Systems Inc	Information Technology	2,061	114,932	3.29
Adobe Inc	Information Technology	231	105,031	3.01
Accenture PLC	Information Technology	309	104,159	2.98
Salesforce Inc	Information Technology	481	102,206	2.93
Intel Corp	Information Technology	1,990	98,626	2.82
Advanced Micro Devices Inc	Information Technology	799	87,357	2.50
QUALCOMM Inc	Information Technology	551	84,170	2.41
Texas Instruments Inc	Information Technology	451	82,813	2.37
Intuit Inc	Information Technology	138	66,542	1.91
PayPal Holdings Inc	Information Technology	569	65,845	1.89
Oracle Corp	Information Technology	770	63,702	1.82
SAP SE	Information Technology	591	59,739	1.71
Applied Materials Inc	Information Technology	434	57,197	1.64
International Business Machines Corp	Information Technology	438	56,985	1.63
ServiceNow Inc	Information Technology	98	54,432	1.56
Automatic Data Processing Inc	Information Technology	205	46,709	1.34
Keyence Corp	Information Technology	1	44,174	1.27
Micron Technology Inc	Information Technology	547	42,625	1.22
Analog Devices Inc	Information Technology	257	42,407	1.21
Tokyo Electron Ltd	Information Technology	1	39,932	1.14
Shopify Inc	Information Technology	45	37,856	1.08
Lam Research Corp	Information Technology	68	36,652	1.05
Adyen NV	Information Technology	17	30,259	0.87
Fidelity National Information Services I	Information Technology	298	29,884	0.86
Fiserv Inc	Information Technology	290	29,446	0.84
KLA Corp	Information Technology	74	26,962	0.77
Synopsys Inc	Information Technology	75	24,991	0.72
NXP Semiconductors NV	Information Technology	130	24,054	0.69
Autodesk Inc	Information Technology	107	23,043	0.66
Cognizant Technology Solutions Corp	Information Technology	257	23,018	0.66
Fortinet Inc	Information Technology	66	22,664	0.65
Cadence Design Systems Inc	Information Technology	135	22,275	0.64
Amphenol Corp	Information Technology	293	22,056	0.63
Infineon Technologies AG	Information Technology	706	21,864	0.63
Paychex Inc	Information Technology	157	21,414	0.61
Murata Manufacturing Co Ltd	Information Technology	3	20,928	0.60
TE Connectivity Ltd	Information Technology	159	20,840	0.60
Microchip Technology Inc	Information Technology	272	20,417	0.58
Motorola Solutions Inc	Information Technology	83	19,992	0.57
HP Inc	Information Technology	529	19,208	0.55
Global Payments Inc	Information Technology	139	19,043	0.55
Capgemini SE	Information Technology	87	17,542	0.50
Dassault Systemes SE	Information Technology	375	16,759	0.48
Constellation Software Inc/Canada	Information Technology	8	16,543	0.47
Arista Networks Inc	Information Technology	110	15,236	0.44

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

(d)	The top 50 components are shown below.

A basket (JPGSMARB) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Sanderson Farms Inc	Consumer Staples	151	$28,329	3.77%
Tenneco Inc	Consumer Discretionary	1,528	27,995	3.73
Ortho Clinical Diagnostics Holdings PLC	Health Care	1,491	27,833	3.71
South Jersey Industries Inc	Utilities	804	27,768	3.70
Aerojet Rocketdyne Holdings Inc	Industrials	705	27,726	3.69
First Horizon Corp	Financials	1,171	27,512	3.66
Houghton Mifflin Harcourt Co	Consumer Discretionary	1,309	27,495	3.66
Veoneer Inc	Consumer Discretionary	744	27,482	3.66
Activision Blizzard Inc	Communication Services	343	27,464	3.66
Mimecast Ltd	Information Technology	345	27,458	3.66
Shaw Communications Inc	Communication Services	707	27,450	3.65
Alleghany Corp	Financials	32	27,436	3.65
Anaplan Inc	Information Technology	422	27,426	3.65
Cornerstone Building Brands Inc	Industrials	1,127	27,419	3.65
Cerner Corp	Health Care	293	27,412	3.65
Bottomline Technologies DE Inc	Information Technology	483	27,396	3.65
Rogers Corp	Information Technology	101	27,364	3.65
MoneyGram International Inc	Information Technology	2,590	27,352	3.64
Meritor Inc	Industrials	769	27,345	3.64
Renewable Energy Group Inc	Energy	451	27,344	3.64
TEGNA Inc	Communication Services	1,219	27,308	3.64
Tower Semiconductor Ltd	Information Technology	564	27,289	3.63
CMC Materials Inc	Information Technology	146	27,015	3.60
Change Healthcare Inc	Health Care	1,233	26,887	3.58
Coherent Inc	Information Technology	92	25,268	3.36
Meggitt PLC	Industrials	32	24,041	3.20
Falck Renewables SpA	Utilities	2,403	21,193	2.82
Plantronics Inc	Information Technology	534	21,042	2.80

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$27.000	04/20/2022	1,330	$3,591,000	$206,150	$736,160	$(530,010)
CBOE Volatility Index	28.000	05/18/2022	1,260	3,528,000	355,950	648,450	(292,500)
CBOE Volatility Index	32.500	06/15/2022	1,010	3,282,500	272,700	479,639	(206,939)

			3,600	$10,401,500	$834,800	$1,864,249	$(1,029,449)

Puts
S&P 500 Index	3,100.000	04/29/2022	11	3,410,000	1,265	13,973	(12,708)
S&P 500 Index	3,200.000	04/29/2022	3	960,000	420	4,415	(3,995)
S&P 500 Index	3,375.000	04/29/2022	17	5,737,500	3,315	17,787	(14,472)
S&P 500 Index	3,775.000	04/29/2022	23	8,682,500	10,235	27,390	(17,155)
S&P 500 Index	4,060.000	04/29/2022	28	11,368,000	29,540	23,480	6,060

			82	$30,158,000	$44,775	$87,045	$(42,270)

Total purchased option contracts			3,682	$40,559,500	$879,575	$1,951,294	$(1,071,719)

Written option contracts
Puts
S&P 500 Index	3,980.000	04/29/2022	(11)	(4,378,000)	(8,690)	(96,111)	87,421
S&P 500 Index	4,085.000	04/29/2022	(17)	(6,944,500)	(19,635)	(124,941)	105,306
S&P 500 Index	4,125.000	04/29/2022	(3)	(1,237,500)	(4,065)	(30,466)	26,401
S&P 500 Index	4,430.000	04/29/2022	(23)	(10,189,000)	(118,220)	(222,782)	104,562
S&P 500 Index	4,590.000	04/29/2022	(28)	(12,852,000)	(294,140)	(210,362)	(83,778)

Total written option contracts			(82)	$(35,601,000)	$(444,750)	$(684,662)	$239,912

TOTAL			3,600	$4,958,500	$434,825	$1,266,632	$(831,807)

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 38	— CDX North America Investment Grade Index 38
ICE CD ITXEB 37	— ICE CD iTraxx Europe Index

GOLDMAN SACHS - COMMODITY STRATEGY FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation – 5.5%
U.S.Treasury Notes
$47,000,000	1.875%	05/31/22	$ 47,110,156
(Cost $47,140,199)

Shares	Dividend Rate		Value

Investment Company(a) – 12.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
106,327,665	0.253%		$106,327,665
(Cost $106,327,665)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 82.1%
Sovereign – 82.1%
U.S.Cash Management Bill
$179,000,000	0.000%	06/14/22	$178,852,823
U.S.Treasury Bills
86,000,000	0.000	04/28/22	85,992,518
U.S.Treasury Bills
130,000,000	0.000	06/30/22	129,836,265
U.S.Treasury Bills
10,000,000	0.000	05/19/22	9,996,678
10,000,000	0.000	05/24/22	9,995,657
56,000,000	0.000	05/26/22	55,975,403
30,000,000	0.000	06/09/22	29,978,437
100,000,000	0.000	06/28/22	99,873,378
55,400,000	0.000	07/14/22	55,302,773
53,800,000	0.000	07/21/22	53,690,517

TOTAL SHORT-TERM INVESTMENTS (Cost $709,597,743)			$709,494,449

TOTAL INVESTMENTS – 99.9% (Cost $863,065,607)			$862,932,270

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			1,084,887

NET ASSETS – 100.0%			$864,017,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

GOLDMAN SACHS - COMMODITY STRATEGY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	518	04/29/22	$54,239,780	$(2,519,253)
Chicago SRW Wheat	18	05/13/22	905,400	198,179
Copper	220	04/14/22	57,048,750	(28,070)
Corn	24	05/13/22	898,500	134,038
Crude Oil	196	07/20/22	18,635,680	264,612
Crude soybean oil	251	05/13/22	10,532,964	576,591
Gold 100 Oz	118	06/28/22	23,057,200	148,327
KC HRW Wheat	2	05/13/22	102,975	21,945
KC HRW Wheat	34	07/14/22	1,750,575	(23,421)
Lean Hogs	7	04/14/22	284,900	(609)
Low Sulphur Gas Oil	222	05/12/22	22,377,600	(3,057,216)
Natural Gas	420	05/26/22	23,944,200	3,185,901
Nickel	126	04/14/22	24,278,940	3,679,054
Platinum	149	07/27/22	7,418,710	(223,610)
Primary Aluminum	44	04/14/22	3,831,971	(134,768)
Silver	207	05/26/22	26,012,655	1,449,912
Soyabean	236	05/13/22	11,033,000	518,927
Soybean	15	05/13/22	1,213,688	47,586
Zinc	234	04/14/22	24,643,125	1,529,848

Total				$5,767,973

Short position contracts:
Cattle	(208)	06/30/22	(11,408,800)	(20,701)
Cocoa	(247)	07/14/22	(6,636,890)	(107,400)
Cocoa	(128)	05/13/22	(3,392,000)	(158,935)
Coffee	(24)	07/19/22	(2,038,050)	83,538
Coffee	(28)	05/18/22	(2,377,200)	(33,936)
Copper	(146)	07/27/22	(17,357,575)	(1,222,217)
Copper	(171)	05/26/22	(20,310,525)	(1,696,835)
Cotton No.2	(63)	07/07/22	(4,160,205)	(670,336)
Cotton No.2	(89)	05/06/22	(6,038,205)	(749,493)
Crude Oil	(815)	06/21/22	(78,957,200)	(9,441,184)
Crude Oil	(118)	05/20/22	(11,625,360)	(2,122,998)
FCOJ-A	(30)	05/10/22	(683,775)	(34,519)
Gasoline RBOB	(57)	07/29/22	(7,068,524)	(431,097)
Natural Gas	(3)	04/27/22	(169,260)	(65,856)
NY Harbor ULSD	(84)	07/29/22	(10,721,592)	(518,986)
Primary Aluminum	(24)	04/14/22	(2,090,166)	149,708
Sugar No.11	(22)	06/30/22	(476,045)	(37,411)
Sugar No.11	(202)	04/29/22	(4,409,418)	(162,302)

Total				$(17,240,960)

TOTAL FUTURES CONTRACTS				$(11,472,987)

GOLDMAN SACHS - COMMODITY STRATEGY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2022, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid		Unrealized Appreciation/ (Depreciation)

CRB 1M Forward Index	3M USD LIBOR+0.025%	Merrill Lynch & Co., Inc.	01/31/23	$301	$(6,545)	$		$(6,545)
CRB 1M Forward Index	3M USD LIBOR+0.024%	Citibank NA	01/31/23	226,624	(5,148)			(5,148)
CRB 1M Forward Index	3M USD LIBOR+0.025%	Merrill Lynch & Co., Inc.	01/31/23	320,488	(7,366)			(7,366)
CRB 1M Forward Index	3M USD LIBOR+0.025%	UBS AG (London)	01/31/23	189,489	(4,355)			(4,355)

TOTAL					$(23,414)		$—	$(23,414)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 93.8%
Aerospace & Defense – 0.5%
76	General Dynamics Corp.	$ 18,330
66	L3Harris Technologies, Inc.	16,399

		34,729

Air Freight & Logistics – 0.7%
206	United Parcel Service, Inc. Class B	44,179

Automobiles* – 2.4%
142	Tesla, Inc.	153,019

Banks – 0.7%
108	The PNC Financial Services Group, Inc.	19,920
398	U.S. Bancorp	21,154

		41,074

Beverages – 2.4%
221	Brown-Forman Corp. Class B	14,812
82	Constellation Brands, Inc. Class A	18,886
350	PepsiCo, Inc.	58,583
934	The Coca-Cola Co.	57,908

		150,189

Biotechnology – 2.3%
329	AbbVie, Inc.	53,334
128	Amgen, Inc.	30,953
60	Biogen, Inc.*	12,636
41	Regeneron Pharmaceuticals, Inc.*	28,635
72	Vertex Pharmaceuticals, Inc.*	18,790

		144,348

Building Products – 0.2%
221	Johnson Controls International PLC	14,491

Capital Markets – 1.5%
36	BlackRock, Inc.	27,510
154	Intercontinental Exchange, Inc.	20,346
34	MSCI, Inc.	17,098
318	The Charles Schwab Corp.	26,811

		91,765

Chemicals – 1.7%
92	Air Products & Chemicals, Inc.	22,992
93	Ecolab, Inc.	16,420
129	Linde PLC	41,206
105	The Sherwin-Williams Co.	26,210

		106,828

Commercial Services & Supplies – 0.7%
44	Cintas Corp.	18,717
179	Waste Management, Inc.	28,372

		47,089

Communications Equipment – 1.5%
117	Arista Networks, Inc.*	16,261

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
1,014	Cisco Systems, Inc.	$ 56,540
80	Motorola Solutions, Inc.	19,376

		92,177

Containers & Packaging – 0.2%
157	Ball Corp.	14,130

Diversified Financial Services* – 1.9%
332	Berkshire Hathaway, Inc. Class B	117,166

Diversified Telecommunication Services – 0.7%
920	Verizon Communications, Inc.	46,865

Electric Utilities – 1.8%
269	Duke Energy Corp.	30,037
143	Eversource Energy	12,611
393	NextEra Energy, Inc.	33,291
346	The Southern Co.	25,088
206	Xcel Energy, Inc.	14,867

		115,894

Electrical Equipment – 0.4%
153	Eaton Corp. PLC	23,219

Electronic Equipment, Instruments & Components – 0.5%
356	Corning, Inc.	13,140
139	TE Connectivity Ltd.	18,206

		31,346

Entertainment* – 1.5%
116	Netflix, Inc.	43,453
369	The Walt Disney Co.	50,612

		94,065

Equity Real Estate Investment Trusts (REITs) – 1.9%
109	American Tower Corp.	27,383
28	Equinix, Inc.	20,765
170	Prologis, Inc.	27,452
72	Public Storage	28,100
41	SBA Communications Corp.	14,108

		117,808

Food & Staples Retailing – 1.8%
106	Costco Wholesale Corp.	61,040
371	Walmart, Inc.	55,249

		116,289

Food Products – 1.1%
309	General Mills, Inc.	20,926
545	Mondelez International, Inc. Class A	34,215
337	The Kraft Heinz Co.	13,274

		68,415

Health Care Equipment & Supplies – 3.5%
447	Abbott Laboratories	52,907
95	Becton Dickinson & Co.	25,270
501	Boston Scientific Corp.*	22,189
34	DexCom, Inc.*	17,394

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
254	Edwards Lifesciences Corp.*	$ 29,901
28	IDEXX Laboratories, Inc.*	15,318
95	Intuitive Surgical, Inc.*	28,660
116	Stryker Corp.	31,012

		222,651

Health Care Providers & Services – 3.4%
61	Anthem, Inc.	29,965
221	Centene Corp.*	18,606
339	CVS Health Corp.	34,310
73	HCA Healthcare, Inc.	18,295
46	Humana, Inc.	20,018
187	UnitedHealth Group, Inc.	95,364

		216,558

Hotels, Restaurants & Leisure – 2.1%
12	Chipotle Mexican Grill, Inc.*	18,984
96	Marriott International, Inc. Class A*	16,872
198	McDonald’s Corp.	48,962
367	Starbucks Corp.	33,386
106	Yum! Brands, Inc.	12,564

		130,768

Household Products – 1.6%
225	Colgate-Palmolive Co.	17,062
530	The Procter & Gamble Co.	80,984

		98,046

Industrial Conglomerates – 1.8%
206	3M Co.	30,670
274	General Electric Co.	25,071
193	Honeywell International, Inc.	37,554
49	Roper Technologies, Inc.	23,139

		116,434

Insurance – 1.7%
88	Aon PLC Class A	28,655
117	Chubb Ltd.	25,026
142	Marsh & McLennan Cos., Inc.	24,200
244	The Progressive Corp.	27,814

		105,695

Interactive Media & Services* – 5.7%
96	Alphabet, Inc. Class A	267,010
426	Meta Platforms, Inc. Class A	94,725

		361,735

Internet & Direct Marketing Retail* – 3.8%
73	Amazon.com, Inc.	237,976

IT Services – 5.0%
164	Accenture PLC Class A	55,306
149	Automatic Data Processing, Inc.	33,903
196	Cognizant Technology Solutions Corp. Class A	17,575
185	Fiserv, Inc.*	18,759

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
187	Mastercard, Inc. Class A	$ 66,830
113	Paychex, Inc.	15,421
307	PayPal Holdings, Inc.*	35,505
332	Visa, Inc. Class A	73,628

		316,927

Life Sciences Tools & Services – 2.3%
136	Agilent Technologies, Inc.	17,997
157	Danaher Corp.	46,053
81	IQVIA Holdings, Inc.*	18,728
9	Mettler-Toledo International, Inc.*	12,358
80	Thermo Fisher Scientific, Inc.	47,252

		142,388

Machinery – 0.6%
113	Illinois Tool Works, Inc.	23,662
205	Otis Worldwide Corp.	15,775

		39,437

Media – 1.1%
45	Charter Communications, Inc. Class A*	24,548
917	Comcast Corp. Class A	42,934

		67,482

Metals & Mining – 0.3%
443	Freeport-McMoRan, Inc.	22,035

Multi-Utilities – 0.5%
153	Consolidated Edison, Inc.	14,486
231	Dominion Energy, Inc.	19,628

		34,114

Multiline Retail – 0.5%
161	Target Corp.	34,167

Oil, Gas & Consumable Fuels – 1.0%
268	ConocoPhillips	26,800
771	Kinder Morgan, Inc.	14,580
242	Marathon Petroleum Corp.	20,691

		62,071

Personal Products – 0.5%
111	The Estee Lauder Cos., Inc. Class A	30,228

Pharmaceuticals – 4.9%
497	Bristol-Myers Squibb Co.	36,296
195	Eli Lilly & Co.	55,842
524	Johnson & Johnson	92,869
535	Merck & Co., Inc.	43,897
1,085	Pfizer, Inc.	56,170
122	Zoetis, Inc.	23,008

		308,082

Professional Services – 0.2%
60	Verisk Analytics, Inc.	12,878

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 0.7%
172	Union Pacific Corp.	$ 46,992

Semiconductors & Semiconductor Equipment – 6.3%
420	Advanced Micro Devices, Inc.*	45,923
201	Applied Materials, Inc.	26,492
83	Broadcom, Inc.	52,264
814	Intel Corp.	40,342
40	Lam Research Corp.	21,504
449	NVIDIA Corp.	122,514
84	NXP Semiconductors NV	15,547
248	QUALCOMM, Inc.	37,899
202	Texas Instruments, Inc.	37,063

		399,548

Software – 9.6%
110	Adobe, Inc.*	50,118
71	Fortinet, Inc.*	24,264
75	Intuit, Inc.	36,063
1,234	Microsoft Corp.	380,454
330	Oracle Corp.	27,301
246	salesforce.com, Inc.*	52,231
64	ServiceNow, Inc.*	35,641

		606,072

Specialty Retail – 2.7%
217	Lowe’s Cos., Inc.	43,875
32	O’Reilly Automotive, Inc.*	21,919
234	The Home Depot, Inc.	70,043
363	The TJX Cos., Inc.	21,991
57	Tractor Supply Co.	13,302

		171,130

Technology Hardware, Storage & Peripherals – 6.9%
2,512	Apple, Inc.	438,620

Textiles, Apparel & Luxury Goods – 0.7%
329	NIKE, Inc. Class B	44,270

TOTAL COMMON STOCKS (Cost $5,843,715)		$5,931,389

Shares	Dividend Rate	Value

Investment Company(a) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
174,128	0.253%	$ 174,128

TOTAL INVESTMENTS – 96.6% (Cost $6,017,843)		$6,105,517

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		216,197

NET ASSETS – 100.0%		$6,321,714

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviation:
PLC	— Public Limited Company

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	2	06/17/22	$453,075	$36,681

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$4,165.000	04/29/2022	5	$500	$8,000	$43,636	$(35,636)
S&P 500 Index	4,120.000	05/31/2022	5	500	20,500	71,434	(50,934)
S&P 500 Index	4,365.000	06/30/2022	5	500	58,625	56,711	1,914

Total purchased option contracts			15	$1,500	$87,125	$171,781	$(84,656)

Written option contracts
Calls
S&P 500 Index	4,655.000	04/29/2022	(5)	(500)	(16,475)	(45,119)	28,644
S&P 500 Index	4,795.000	06/30/2022	(5)	(500)	(23,650)	(27,725)	4,075
S&P 500 Index	4,610.000	05/31/2022	(5)	(500)	(46,625)	(32,701)	(13,924)

			(15)	$(1,500)	$(86,750)	$(105,545)	$18,795

Puts
S&P 500 Index	3,590.000	04/29/2022	(5)	(500)	(1,488)	(13,955)	12,467
S&P 500 Index	3,850.000	06/30/2022	(5)	(500)	(19,450)	(18,978)	(472)
S&P 500 Index	3,560.000	05/31/2022	(5)	(500)	(4,925)	(24,371)	19,446

			(15)	$(1,500)	$(25,863)	$(57,304)	$31,441

Total written option contracts			(30)	$(3,000)	$(112,613)	$(162,849)	$50,236

TOTAL			(15)	$(1,500)	$(25,488)	$8,932	$(34,420)

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety.The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portoflio, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of Funds’s investments and derivatives classified in the fair value hierarchy as of March 31, 2022:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
	$—	$84,970	$—
Africa	52,435	15,062	—
Asia	7,328	12,831,291	—
Europe	25,847,171	82,143,474	—
North America	1,127,272,789	—	—
South America	—	22,722	—
Exchange Traded Funds	882,089,221	—	—
Investment Company	1,523,230,259	—	—

Total	$3,558,499,203	$95,097,519	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,048,085	$—
Futures Contracts(b)	32,952,268	—	—
Credit Default Swap Contracts(b)	—	1,601,060	—
Total Return Swap Contracts(b)	—	25,665,621	—
Options Purchased	879,575	—	—

Total	$33,831,843	$29,314,766	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,509,919)	$—
Futures Contracts(b)	(14,895,615)	—	—
Credit Default Swap Contracts(b)	—	(34,419)	—
Total Return Swap Contracts(b)	—	(32,617,672)	—
Written option contracts	(444,750)	—	—

Total	$(15,340,365)	$(34,162,010)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$47,110,156	$—	$—
Investment Company	106,327,665	—	—
Short-term Investments	709,494,449	—	—

Total	$862,932,270	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$11,988,166	$—	$—

Liabilities
Futures Contracts(a)	$(23,461,153)	$—	$—
Total Return Swap Contracts	—	(16,869)	—

Total	$(23,461,153)	$(16,869)	$—
(a) Amount shown represents unrealized gain (loss) at period end.

DEFENSIVE EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$183,946	$—	$—
North America	5,747,443	—	—
Investment Company	174,128	—	—

Total	$6,105,517	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$36,681	$—	$—
Purchased Option Contracts	87,125	—	—

Total	$123,806	$—	$—

Liabilities
Written option contracts	$(112,613)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — The Commodity Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Commodity Strategy Fund. Based on such rulings, this Fund may seek to gain exposure to the commodity markets through investments ub commodity-linked notes and/or subsidaries. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes.